Preferred Stock (Details Narrative) - $ / shares	6 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 30, 2016
Preferred stock, shares issued	424,938	424,938	420,720
Preferred stock, shares outstanding	424,938	424,938	420,720
Preferred stock dividend	$ 106,234.50
Series A Preferred Stock [Member] | Exchange Agreement [Member]
Shares cancelled				363,611
Preferred stock, shares outstanding	424,938
Series A Preferred Stock [Member] | Exchange Agreement [Member] | Preferred Dividends [Member]
Preferred stock, shares issued	61,327